BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Purchase Price Allocation - Chiefton Acquisition [Member]	Dec. 31, 2015 USD ($)
Business Combination Segment Allocation [Line Items]
Inventory	$ 12,249
Intangible assets – Chiefton brand and graphic designs	69,400
$ 81,649